Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BALANCED FUND
Central Index Key	dei_EntityCentralIndexKey	0000004568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABALX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALBX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALCX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALFX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMBFX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBAX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBBX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBCX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBEX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBFX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBAX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBBX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBCX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBEX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBFX
AMERICAN BALANCED FUND (Prospectus Summary) | AMERICAN BALANCED FUND | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBGX